RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest of others in operating subsidiaries	$ 12,216	$ 12,835
Other related parties
Disclosure of transactions between related parties [line items]
Business services revenues	154	259	$ 439
Financial assets	0	118
Accounts and other receivable, net	182	579
Accounts payable and other	346	603
Non-recourse borrowings in subsidiaries of the partnership	146	55
Interest of others in operating subsidiaries	4	0
Tax receivable agreement, related party transactions	$ 245	$ 315